Schedule of Investments (unaudited)
August 31, 2024
BlackRock Impact Municipal Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Arizona — 2.2%
Arizona Industrial Development Authority, RB
5.25%, 07/01/43(a)	$150	$ 152,732
Series A, 4.00%, 02/01/50	1,000	963,476
		1,116,208
Arkansas — 3.0%
Arkansas Development Finance Authority, RB
AMT, Sustainability Bonds, 5.70%, 05/01/53	100	106,441
Series A, AMT, Sustainability Bonds, 6.88%, 07/01/48(a)	300	332,259
University of Arkansas, RB, Series A, 5.00%, 04/01/47	1,000	1,079,104
		1,517,804
California — 10.1%
California Community Choice Financing Authority, RB(b)
5.00%, 05/01/54	1,440	1,562,332
Series A, Sustainability Bonds, 4.00%, 10/01/52	1,500	1,526,079
Series G, Sustainability Bonds, 5.25%, 11/01/54	360	390,124
California School Finance Authority, RB, 5.00%, 08/01/42(a)	125	127,764
California State Public Works Board, RB, Series D, Sustainability Bonds, 4.00%, 05/01/45	1,000	1,012,240
CSCDA Community Improvement Authority, RB, M/F Housing(a)
3.25%, 04/01/57	250	192,450
Series A-2, Sustainability Bonds, 3.00%, 02/01/57	350	272,071
		5,083,060
Colorado — 1.7%
Colorado School of Mines, RB, Series A, Sustainability Bonds, (AGM), 5.25%, 12/01/47	290	316,573
Denver City & County School District No. 1, GO, Series A, (SAW), 5.00%, 12/01/45	500	547,320
		863,893
Connecticut — 4.8%
Connecticut State Health & Educational Facilities Authority, RB, 5.25%, 07/15/48	180	195,235
State of Connecticut, GO, Series B, Sustainability Bonds, 5.00%, 01/15/42	1,000	1,102,843
University of Connecticut, RB, Series A, 5.00%, 05/01/39	1,000	1,124,348
		2,422,426
Delaware — 0.2%
Affordable Housing Opportunities Trust, RB, Series AH-01, Class B, 6.88%, 05/01/39(a)	79	77,937
District of Columbia — 2.8%
District of Columbia, RB, Class A, AMT, Sustainability Bonds, 5.50%, 02/28/34	1,000	1,148,814
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, Sustainability Bonds, 4.13%, 07/15/47	250	251,482
		1,400,296
Florida — 7.0%
Brevard County Health Facilities Authority, Refunding RB, Series A, 4.00%, 04/01/52	1,000	943,274
Capital Projects Finance Authority, RB, 6.63%, 06/15/59(a)	100	103,335
Florida Development Finance Corp., RB
Series A, 4.00%, 06/15/42	500	459,337
Security	Par (000)	Value
Florida (continued)
Florida Development Finance Corp., RB (continued)
Series A, 5.00%, 06/15/47	$375	$ 378,828
St Lucie County School Board, COP, Series A, (AGM), 5.00%, 07/01/48	1,500	1,614,464
		3,499,238
Georgia — 0.6%
Georgia Housing & Finance Authority, Refunding RB, S/F Housing, Series A, 4.00%, 06/01/49	325	327,028
Illinois — 5.7%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/33	500	525,902
Series A, 5.00%, 12/01/47	500	512,997
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 5.00%, 12/01/57	1,200	1,245,778
Illinois Housing Development Authority, RB, S/F Housing, Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 10/01/52	315	341,432
Illinois Housing Development Authority, Refunding RB, S/F Housing, Series H, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.75%, 10/01/53	205	220,926
		2,847,035
Kentucky — 3.1%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(a)	500	501,893
Louisville/Jefferson County Metropolitan Government, RB, Series A, (AGM), 5.00%, 05/15/47	1,000	1,065,155
		1,567,048
Louisiana — 2.5%
Jefferson Parish Consolidated Sewerage District No. 1, RB, (BAM), 4.00%, 02/01/39	1,000	1,015,666
Louisiana Public Facilities Authority, RB, Series A, 6.38%, 06/01/52(a)	250	259,998
		1,275,664
Maine — 0.1%
Finance Authority of Maine, RB, AMT, Sustainability Bonds, 8.00%, 12/01/51(a)	100	54,554
Maryland — 1.5%
Maryland Economic Development Corp., RB, Class B, AMT, Sustainability Bonds, 5.25%, 06/30/47	715	750,294
Massachusetts — 5.2%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Sustainability Bonds, 5.00%, 06/01/50	1,500	1,610,124
University of Massachusetts Building Authority, RB, Series 1, 4.00%, 11/01/46	1,000	1,004,690
		2,614,814
Michigan — 5.2%
Ludington Area School District, GO, Series II, (BAM Q-SBLF), 4.00%, 05/01/51	1,000	982,504
Michigan Finance Authority, RB
4.00%, 02/15/47	500	473,673
Sustainability Bonds, 5.50%, 02/28/57	110	122,447
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 5.10%, 10/01/53	1,000	1,045,519
		2,624,143
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
BlackRock Impact Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Minnesota — 1.8%
Duluth Economic Development Authority, RB, Class B, 5.25%, 06/15/42	$500	$ 554,006
Minnesota Housing Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 01/01/53	330	354,936
		908,942
New Hampshire — 1.5%
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2022-1, Sustainability Bonds, 4.38%, 09/20/36	729	741,880
New Jersey — 0.9%
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/47	115	125,524
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series K, Sustainability Bonds, 6.00%, 10/01/55	300	329,165
		454,689
New York — 14.3%
Build NYC Resource Corp., RB
Series A, 5.00%, 07/01/32	245	242,498
Series A, 5.13%, 07/01/33	175	178,303
Series A, 5.50%, 06/15/63(a)	250	257,849
Sustainability Bonds, 5.75%, 06/01/42(a)	250	267,373
Metropolitan Transportation Authority, Refunding RB, Series A-1, Sustainability Bonds, 5.00%, 11/15/49	1,000	1,044,594
Nassau County Local Economic Assistance Corp., RB, Series A, 5.00%, 07/01/43	1,000	1,050,188
New York City Housing Development Corp., RB, M/F Housing
Class F-1, Sustainability Bonds, 4.75%, 11/01/47	1,000	1,018,503
Series A, Sustainability Bonds, 4.60%, 11/01/43	225	229,376
New York Power Authority, RB, Sustainability Bonds, (AGM), 4.00%, 11/15/42	1,000	1,022,294
New York State Housing Finance Agency, RB, M/F Housing, Seires A, Sustainability Bonds, (SONYMA), 3.80%, 11/01/62(b)	735	738,739
New York Transportation Development Corp., RB
AMT, Sustainability Bonds, (AGM), 5.50%, 06/30/44	500	541,369
AMT, Sustainability Bonds, 5.25%, 06/30/49	550	583,422
		7,174,508
North Carolina — 0.4%
North Carolina Housing Finance Agency, RB, S/F Housing, Sustainability Bonds, (FHLMC, FNMA, GNMA), 3.75%, 07/01/52	215	214,599
North Dakota — 0.9%
North Dakota Housing Finance Agency, RB, S/F Housing, Sustainability Bonds, 5.75%, 01/01/54	400	431,709
Oregon — 0.9%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	410	449,254
Pennsylvania — 8.6%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series C, 5.50%, 06/01/47	1,000	1,121,635
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 143A, Sustainability Bonds, 6.25%, 10/01/53	470	516,367
Series 145A, Sustainability Bonds, 4.75%, 10/01/49	875	882,717
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 2022, Sustainability Bonds, 4.25%, 10/01/52	435	441,517
Security	Par (000)	Value
Pennsylvania (continued)
Pittsburgh Water & Sewer Authority, RB, Series A, 1st Lien, (AGM), 5.00%, 09/01/48	$225	$ 243,403
Southeastern Pennsylvania Transportation Authority, RB, 5.25%, 06/01/47	1,000	1,098,955
		4,304,594
Tennessee — 0.3%
Tennessee Housing Development Agency, Refunding RB, S/F Housing, Series 1, Sustainability Bonds, 3.75%, 07/01/52	175	175,278
Texas — 6.1%
Arlington Higher Education Finance Corp., RB
(PSF), 5.00%, 08/15/47	500	532,035
Series A, 5.25%, 08/15/32	250	251,724
City of El Paso Texas Water & Sewer Revenue, Refunding RB, 5.00%, 03/01/46	1,000	1,073,201
Tarrant County Cultural Education Facilities Finance Corp., RB, Class F, 5.00%, 11/15/52(b)	415	454,609
Texas State Technical College, RB, (AGM), 5.50%, 08/01/42	665	748,883
		3,060,452
Utah — 3.5%
University of Utah, RB, Series A, Sustainability Bonds, 4.00%, 08/01/43	1,500	1,519,559
Utah Infrastructure Agency, RB, Series A, 5.00%, 10/15/32	250	266,611
		1,786,170
Vermont — 0.2%
East Central Vermont Telecommunications District, RB, Series A, 6.88%, 12/01/46(a)	115	124,918
Virginia — 2.1%
Henrico County Economic Development Authority, RB, Class A, 5.00%, 10/01/47	1,000	1,053,301
Total Long-Term Investments — 97.2% (Cost: $48,419,883)		48,921,736

	Shares
Short-Term Securities
Money Market Funds — 1.7%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.93%(c)(d)	867,780	867,867
Total Short-Term Securities — 1.7% (Cost: $867,719)		867,867
Total Investments — 98.9% (Cost: $49,287,602)		49,789,603
Other Assets Less Liabilities — 1.1%		529,885
Net Assets — 100.0%		$ 50,319,488

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited)(continued)
August 31, 2024
BlackRock Impact Municipal Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 2,081,196	$ —	$ (1,213,329)(a)	$ —	$ —	$ 867,867	867,780	$ 8,586	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	12	12/19/24	$ 1,362	$ 4,200
U.S. Long Bond	8	12/19/24	984	14,236
5-Year U.S. Treasury Note	6	12/31/24	656	2,043
				$ 20,479
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 48,921,736	$ —	$ 48,921,736
Short-Term Securities
Money Market Funds	867,867	—	—	867,867
	$867,867	$48,921,736	$—	$49,789,603
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
BlackRock Impact Municipal Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$ 20,479	$ —	$ —	$ 20,479

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
M/F	Multi-Family
PSF	Permanent School Fund
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bond
S/F	Single-Family
SAW	State Aid Withholding
SONYMA	State of New York Mortgage Agency
ST	Special Tax